UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

First Trust Preferred
Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2022

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2022.
A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: “There’s no such thing as a free lunch” and “Don’t fight the Fed!” It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus (“COVID-19”) pandemic, which commenced sometime around February 2020, was for all intents and purposes “free money.” It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the “Fed”) expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.
One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don’t fight the Fed is code for don’t bet against the Fed, in my opinion. Stay tuned!
The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed’s job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome Powell has stated that the Fed is poised to raise the Federal Funds target rate (upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.
Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves − if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2022 (Unaudited)
Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$20.36
Class C (FPECX)	$20.49
Class F (FPEFX)	$20.62
Class I (FPEIX)	$20.50
Class R3 (FPERX)	$20.29

Sector Allocation	% of Total Investments
Financials	71.9%
Energy	9.8
Utilities	8.3
Industrials	4.0
Consumer Staples	3.5
Real Estate	1.7
Communication Services	0.8
Total	100.0%

Country Allocation	% of Total Investments
United States	51.9%
United Kingdom	8.8
Canada	8.1
Switzerland	5.7
France	5.7
Bermuda	3.7
Netherlands	3.3
Australia	2.2
Italy	2.1
Spain	1.8
Multinational	1.5
Germany	1.3
Mexico	1.3
Denmark	1.2
Finland	1.0
Sweden	0.4
Total	100.0%

Credit Quality(1)	% of Total Fixed-Income Investments
A	0.2%
BBB+	9.3
BBB	22.0
BBB-	28.3
BB+	22.5
BB	9.7
BB-	3.8
B+	0.2
B	1.0
Not Rated	3.0
Total	100.0%

Top Ten Holdings	% of Total Investments
Barclays PLC	2.8%
AerCap Holdings N.V.	2.2
Emera, Inc., Series 16-A	1.8
Enbridge, Inc., Series 16-A	1.7
Credit Suisse Group AG	1.5
Wells Fargo & Co., Series L	1.5
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.	1.5
Credit Agricole S.A.	1.3
Lloyds Banking Group PLC	1.3
Land O’Lakes Capital Trust I	1.2
Total	16.8%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0756	$0.0624	$0.0773	$0.0800	$0.0713
Current Distribution Rate on NAV(3)	4.46%	3.65%	4.50%	4.68%	4.22%
(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid through April 30, 2022. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2022. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2022 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA US Investment Grade Institutional Capital Securities Index from 10/31/2011 through 4/30/2022.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2022 (Unaudited)
Performance as of April 30, 2022
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index* (4)(5)(6)	P0P1* ICE BofA Fixed Rate Preferred Securities Index	CIPS* ICE BofA US Investment Grade Institutional Capital Securities Index	Prior Blended Index* (7)
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(7.94)%	(12.08)%	(8.28)%	(9.18)%	(7.92)%	(7.77)%	(8.08)%	(10.15)%	(11.70)%	(7.82)%	(9.89(%
1 Year	(5.37)%	(9.63)%	(6.06)%	(6.96)%	(5.39)%	(5.10)%	(5.67)%	(8.15)%	(10.10)%	(6.20)%	(8.16)%
Average Annual Total Returns
5 Years	3.66%	2.71%	2.96%	2.96%	3.79%	3.97%	3.37%	3.56%	2.39%	3.84%	3.19%
10 Years	4.86%	4.38%	4.10%	4.10%	4.96%	5.13%	4.55%	N/A	4.53%	5.65%	5.09%
Since Inception	5.45%	5.02%	4.71%	4.71%	5.59%	5.81%	5.11%	N/A	5.00%	5.78%	5.38%
30-Day SEC Yield(8)	5.79%		5.31%		6.05%	6.36%	5.69%	N/A	N/A	N/A	N/A
 * Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.
(4)	On July 6, 2021, the Fund’s benchmark changed from the Prior Blended Index to the Blended Index, because the Advisor believes that the Blended Index better reflects the investment strategies of the Fund.
(5)	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The Blended Index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly returns of the four indices during each period shown above. At the beginning of each month the four indices are rebalanced to a 30/30/30/10 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(6)	Since the ICE USD Contingent Capital Index had an inception date of December 31, 2013, the performance of the Blended Index is not available for all of the periods disclosed.
(7)	The Prior Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The indices do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indices are unmanaged and an investor cannot invest directly in an index. The Prior Blended Index returns are calculated by using the monthly returns of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50/50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Prior Blended Index for each period shown above.
(8)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Executive Vice President and Senior Portfolio Manager
Eric Weaver - Executive Vice President, Chief Strategist and Portfolio Manager
Angelo Graci, CFA - Executive Vice President, Head of Credit Research and Portfolio Manager

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2022 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 920.60	$ 6.19	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class C	$ 1,000.00	$ 917.20	$ 9.65	$ 1,000.00	$ 1,014.73	$ 10.14	2.03%
Class F	$ 1,000.00	$ 920.80	$ 6.19	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class I	$ 1,000.00	$ 922.30	$ 4.81	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%
Class R3	$ 1,000.00	$ 919.20	$ 7.85	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 13.9%
	Banks – 2.0%
444	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$11,420
6,746	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	174,519
1,727	Fifth Third Bancorp, Series I (b)	6.63%	(a)	44,712
39,734	First Republic Bank, Series M	4.00%	(a)	695,345
21,018	JPMorgan Chase & Co., Series LL	4.63%	(a)	407,329
8,764	Old National Bancorp, Series A	7.00%	(a)	229,354
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,028,129
62,765	Signature Bank, Series A	5.00%	(a)	1,200,695
4,971	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	110,207
27,348	Valley National Bancorp, Series B (b)	5.50%	(a)	654,711
4,496	Wells Fargo & Co., Series Q (b)	5.85%	(a)	109,657
30,000	WesBanco, Inc., Series A (b)	6.75%	(a)	810,300
7,275	Western Alliance Bancorp, Series A (b)	4.25%	(a)	159,832
				5,636,210
	Capital Markets – 0.8%
25,553	Affiliated Managers Group, Inc.	4.20%	09/30/61	456,888
53,733	Carlyle Finance LLC	4.63%	05/15/61	1,008,031
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	753,746
				2,218,665
	Diversified Financial Services – 0.4%
11,530	Apollo Asset Management, Inc., Series B	6.38%	(a)	293,784
38,721	Equitable Holdings, Inc., Series A	5.25%	(a)	842,569
				1,136,353
	Diversified Telecommunication Services – 0.4%
38,862	Qwest Corp.	6.50%	09/01/56	868,566
5,477	Qwest Corp.	6.75%	06/15/57	122,904
				991,470
	Electric Utilities – 0.9%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	626,968
28,651	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	557,262
2,694	SCE Trust III, Series H (b)	5.75%	(a)	63,148
18,460	SCE Trust IV, Series J (b)	5.38%	(a)	402,428
12,068	SCE Trust V, Series K (b)	5.45%	(a)	288,063
27,160	Southern (The) Co., Series 2020A	4.95%	01/30/80	573,619
				2,511,488
	Equity Real Estate Investment Trusts – 0.4%
20,431	Agree Realty Corp., Series A	4.25%	(a)	383,898
1,510	DigitalBridge Group, Inc., Series I	7.15%	(a)	34,624
115	DigitalBridge Group, Inc., Series J	7.13%	(a)	2,593
27,478	Global Net Lease, Inc., Series A	7.25%	(a)	696,293
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	68,207
				1,185,615
	Food Products – 0.1%
6,575	CHS, Inc., Series 4	7.50%	(a)	181,601
	Gas Utilities – 0.1%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	428,697
	Independent Power & Renewable Electricity Producers – 0.2%
21,958	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	458,044
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance – 3.3%
61,062	Aegon Funding Co., LLC	5.10%	12/15/49	$1,291,461
91	Allstate (The) Corp. (b)	5.10%	01/15/53	2,293
74,883	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	1,848,861
36,659	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	949,102
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	91,618
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	100,931
28,000	Arch Capital Group Ltd., Series G	4.55%	(a)	540,120
5,235	Aspen Insurance Holdings Ltd.	5.63%	(a)	121,923
48,607	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,125,252
1,136	Aspen Insurance Holdings Ltd. (b)	5.95%	(a)	27,821
28,847	Athene Holding Ltd., Series A (b)	6.35%	(a)	734,156
23,160	CNO Financial Group, Inc.	5.13%	11/25/60	474,780
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	3.70%	05/15/37	1,531,910
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	195,623
3,793	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	71,233
				9,107,084
	Mortgage Real Estate Investment Trusts – 0.9%
16,372	AGNC Investment Corp., Series C (b)	7.00%	(a)	403,079
30,561	AGNC Investment Corp., Series F (b)	6.13%	(a)	706,570
47,332	Annaly Capital Management, Inc., Series F (b)	6.95%	(a)	1,175,253
7,000	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	173,180
				2,458,082
	Multi-Utilities – 0.8%
29,834	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	579,970
25	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	473
22,444	DTE Energy Co.	4.38%	12/01/81	445,065
35,444	Integrys Holding, Inc. (b)	6.00%	08/01/73	894,961
10,872	Sempra Energy	5.75%	07/01/79	260,384
				2,180,853
	Oil, Gas & Consumable Fuels – 1.5%
3,965	Energy Transfer L.P., Series C (b)	7.38%	(a)	94,248
274	Energy Transfer L.P., Series D (b)	7.63%	(a)	6,587
104,068	Energy Transfer L.P., Series E (b)	7.60%	(a)	2,518,446
25,320	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	7.59%	(a)	607,680
1,283	NuStar Energy L.P., Series C (b)	9.00%	(a)	31,433
39,987	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (c)	7.78%	01/15/43	1,011,271
				4,269,665
	Real Estate Management & Development – 1.3%
53,333	Brookfield Property Partners L.P., Series A	5.75%	(a)	1,053,327
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	223,986
53,680	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,132,111
57,982	Brookfield Property Preferred L.P.	6.25%	07/26/81	1,210,084
				3,619,508
	Trading Companies & Distributors – 0.4%
42,181	WESCO International, Inc., Series A (b)	10.63%	(a)	1,204,268
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	238,739

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Wireless Telecommunication Services (Continued)
43,583	United States Cellular Corp.	5.50%	06/01/70	$878,851
				1,117,590
	Total $25 Par Preferred Securities			38,705,193
	(Cost $43,039,421)
$100 PAR PREFERRED SECURITIES – 1.9%
	Banks – 1.9%
9,400	AgriBank FCB (b)	6.88%	(a)	989,350
32,500	CoBank ACB, Series F (b)	6.25%	(a)	3,282,500
10,500	Farm Credit Bank of Texas (b) (d)	6.75%	(a)	1,089,375
	Total $100 Par Preferred Securities			5,361,225
	(Cost $5,556,125)
$1,000 PAR PREFERRED SECURITIES – 2.2%
	Banks – 2.0%
1,127	Bank of America Corp., Series L	7.25%	(a)	1,371,356
3,353	Wells Fargo & Co., Series L	7.50%	(a)	4,062,126
				5,433,482
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (b) (d)	6.75%	(a)	510,000
	Total $1,000 Par Preferred Securities			5,943,482
	(Cost $6,618,059)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 78.5%
	Banks – 34.7%
$1,400,000	Australia & New Zealand Banking Group Ltd. (b) (d) (e)	6.75%	(a)	1,467,669
600,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	629,001
1,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (e)	6.50%	(a)	1,262,625
300,000	Banco Mercantil del Norte S.A. (b) (d) (e)	6.88%	(a)	297,194
600,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.50%	(a)	575,265
1,000,000	Banco Mercantil del Norte S.A. (b) (d) (e)	7.63%	(a)	991,835
1,100,000	Banco Mercantil del Norte S.A. (b) (d) (e)	8.38%	(a)	1,137,152
1,600,000	Banco Santander S.A. (b) (e)	4.75%	(a)	1,417,310
2,200,000	Banco Santander S.A. (b) (e) (f)	7.50%	(a)	2,224,064
969,000	Bank of America Corp., Series RR (b)	4.38%	(a)	859,987
1,500,000	Bank of America Corp., Series TT (b)	6.13%	(a)	1,503,000
696,000	Bank of America Corp., Series X (b)	6.25%	(a)	706,301
2,200,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	2,164,052
1,100,000	Barclays PLC (b) (e)	4.38%	(a)	919,875
1,700,000	Barclays PLC (b) (e)	6.13%	(a)	1,669,179
7,500,000	Barclays PLC (b) (e)	8.00%	(a)	7,748,437
650,000	BBVA Bancomer S.A. (b) (d) (e)	5.88%	09/13/34	620,445
3,000,000	BNP Paribas S.A. (b) (d) (e)	4.63%	(a)	2,721,120
1,500,000	BNP Paribas S.A. (b) (d) (e)	6.63%	(a)	1,516,633
1,921,000	Citigroup, Inc. (b)	3.88%	(a)	1,740,080
99,000	Citigroup, Inc. (b)	5.90%	(a)	100,898
725,000	Citigroup, Inc. (b)	5.95%	(a)	725,000
1,931,000	Citigroup, Inc., Series D (b)	5.35%	(a)	1,906,862
1,780,000	Citigroup, Inc., Series P (b)	5.95%	(a)	1,742,531
262,000	Citigroup, Inc., Series T (b)	6.25%	(a)	265,275
1,072,000	Citigroup, Inc., Series W (b)	4.00%	(a)	975,520
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,140,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	$1,011,294
250,000	Citizens Financial Group, Inc., Series B (b)	6.00%	(a)	239,075
1,000,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	890,000
2,500,000	CoBank ACB, Series I (b)	6.25%	(a)	2,518,750
600,000	Commerzbank AG (b) (e) (f)	7.00%	(a)	593,400
2,600,000	Credit Agricole S.A. (b) (d) (e)	6.88%	(a)	2,617,550
3,285,000	Credit Agricole S.A. (b) (d) (e)	8.13%	(a)	3,540,645
1,000,000	Danske Bank A.S. (b) (e) (f)	4.38%	(a)	906,250
1,500,000	Danske Bank A.S. (b) (e) (f)	6.13%	(a)	1,486,098
1,050,000	Danske Bank A.S. (b) (e) (f)	7.00%	(a)	1,046,323
600,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	636,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,155,000
601,000	Fifth Third Bancorp, Series H (b)	5.10%	(a)	585,224
2,644,000	HSBC Holdings PLC (b) (e)	6.38%	(a)	2,658,952
470,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	451,239
1,930,000	ING Groep N.V. (b) (e)	5.75%	(a)	1,854,412
1,200,000	ING Groep N.V. (b) (e)	6.50%	(a)	1,199,760
1,954,000	Intesa Sanpaolo S.p.A. (b) (d) (e)	7.70%	(a)	1,973,540
594,000	JPMorgan Chase & Co., Series R (b)	6.00%	(a)	596,970
955,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (c)	4.29%	(a)	945,450
1,600,000	Lloyds Banking Group PLC (b) (e)	6.75%	(a)	1,612,856
3,400,000	Lloyds Banking Group PLC (b) (e)	7.50%	(a)	3,474,358
800,000	M&T Bank Corp. (b)	3.50%	(a)	674,010
500,000	NatWest Group PLC (b) (e)	6.00%	(a)	494,025
1,600,000	NatWest Group PLC (b) (e)	8.00%	(a)	1,686,944
2,800,000	Nordea Bank Abp (b) (d) (e)	6.63%	(a)	2,849,000
950,000	PNC Financial Services Group (The), Inc., Series T (b)	3.40%	(a)	819,375
750,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	747,150
850,000	Regions Financial Corp., Series D (b)	5.75%	(a)	869,125
200,000	Skandinaviska Enskilda Banken AB (b) (e) (f)	5.13%	(a)	192,125
3,500,000	Societe Generale S.A. (b) (d) (e)	5.38%	(a)	3,081,750
1,490,000	Societe Generale S.A. (b) (d) (e)	7.88%	(a)	1,528,599
200,000	Societe Generale S.A. (b) (d) (e)	8.00%	(a)	208,585
2,800,000	Standard Chartered PLC (b) (d) (e)	4.30%	(a)	2,324,000
1,500,000	Standard Chartered PLC (b) (d) (e)	6.00%	(a)	1,494,375
2,128,000	SVB Financial Group, Series D (b)	4.25%	(a)	1,846,040
1,000,000	Swedbank AB, Series NC5 (b) (e) (f)	5.63%	(a)	991,875
500,000	Truist Financial Corp., Series L (b)	5.05%	(a)	477,500
3,100,000	UniCredit S.p.A. (b) (e) (f)	8.00%	(a)	3,132,984
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	678,215
2,812,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	2,567,567
				96,543,700
	Capital Markets – 9.2%
1,568,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	1,457,920
1,230,000	Bank of New York Mellon (The) Corp., Series I (b)	3.75%	(a)	1,097,775
400,000	Charles Schwab (The) Corp. (b)	5.00%	(a)	386,388
1,815,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	1,648,020
2,855,000	Credit Suisse Group AG (b) (d) (e)	5.25%	(a)	2,515,969
800,000	Credit Suisse Group AG (b) (d) (e)	6.25%	(a)	778,399
1,875,000	Credit Suisse Group AG (b) (d) (e)	6.38%	(a)	1,769,794
250,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	251,024
4,100,000	Credit Suisse Group AG (b) (d) (e)	7.50%	(a)	4,070,480
2,100,000	Deutsche Bank AG (b) (e)	6.00%	(a)	1,963,500
800,000	Deutsche Bank AG (b) (e)	7.50%	(a)	787,000

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$1,428,000	EFG International AG (b) (e) (f)	5.50%	(a)	$1,370,036
200,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	193,000
685,000	Goldman Sachs Group (The), Inc., Series T (b)	3.80%	(a)	604,501
1,718,000	Goldman Sachs Group (The), Inc., Series U (b)	3.65%	(a)	1,494,660
525,000	Morgan Stanley, Series M (b)	5.88%	(a)	535,382
1,500,000	UBS Group AG (b) (d) (e)	4.88%	(a)	1,381,875
2,400,000	UBS Group AG (b) (e) (f)	6.88%	(a)	2,437,824
960,000	UBS Group AG (b) (d) (e)	7.00%	(a)	978,000
				25,721,547
	Consumer Finance – 1.3%
500,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	433,312
1,963,000	American Express Co. (b)	3.55%	(a)	1,695,738
1,652,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	1,437,240
				3,566,290
	Diversified Financial Services – 3.2%
2,500,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,284,375
1,500,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	1,397,652
1,500,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	1,372,500
600,000	Compeer Financial ACA (b) (d)	4.88%	(a)	533,250
200,000	Depository Trust & Clearing (The) Corp., Series D (b) (d)	3.38%	(a)	178,000
2,265,000	Voya Financial, Inc. (b)	5.65%	05/15/53	2,256,518
843,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	840,892
				8,863,187
	Electric Utilities – 3.3%
840,000	Duke Energy Corp. (b)	4.88%	(a)	833,700
761,000	Edison International, Series B (b)	5.00%	(a)	690,701
4,756,000	Emera, Inc., Series 16-A (b)	6.75%	06/15/76	4,839,230
1,260,000	Southern (The) Co., Series 21-A (b)	3.75%	09/15/51	1,137,150
1,802,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c)	4.52%	(a)	1,774,970
				9,275,751
	Energy Equipment & Services – 0.5%
1,500,000	Transcanada Trust (b)	5.50%	09/15/79	1,449,375
	Food Products – 3.4%
300,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	294,375
3,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	3,375,435
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,430,072
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,258,560
3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	3,161,325
				9,519,767
	Insurance – 9.0%
400,000	Allianz SE (b) (d)	3.50%	(a)	363,000
1,822,000	Assurant, Inc. (b)	7.00%	03/27/48	1,884,595
850,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	859,775
2,100,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	1,955,877
1,276,000	Enstar Finance LLC (b)	5.75%	09/01/40	1,257,402
2,585,000	Enstar Finance LLC (b)	5.50%	01/15/42	2,408,587
1,000,000	Fortegra Financial Corp. (b) (g)	8.50%	10/15/57	1,196,439
3,527,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	3,207,313
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (d)	2.63%	02/12/47	$722,477
1,174,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	1,218,914
300,000	La Mondiale SAM (b) (f)	5.88%	01/26/47	303,823
1,920,000	Lancashire Holdings Ltd. (b) (f)	5.63%	09/18/41	1,717,440
1,000,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	909,045
1,320,000	Markel Corp. (b)	6.00%	(a)	1,351,350
1,400,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (c)	3.55%	05/15/55	1,347,500
2,000,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	2,015,000
1,450,000	QBE Insurance Group Ltd. (b) (f)	6.75%	12/02/44	1,501,134
301,000	QBE Insurance Group Ltd. (b) (f)	5.88%	06/17/46	306,302
646,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (c)	3.49%	12/15/65	578,170
				25,104,143
	Multi-Utilities – 2.9%
2,526,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	2,313,740
2,043,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	1,967,092
735,000	NiSource, Inc. (b)	5.65%	(a)	712,950
682,000	Sempra Energy (b)	4.88%	(a)	673,475
2,620,000	Sempra Energy (b)	4.13%	04/01/52	2,314,989
				7,982,246
	Oil, Gas & Consumable Fuels – 7.6%
800,000	Buckeye Partners L.P. (b)	6.38%	01/22/78	661,744
2,693,000	DCP Midstream L.P., Series A (b)	7.38%	(a)	2,565,083
1,552,000	DCP Midstream Operating L.P. (b) (d)	5.85%	05/21/43	1,413,554
2,132,000	Enbridge, Inc. (b)	6.25%	03/01/78	2,154,802
4,638,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	4,668,839
2,276,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	2,264,620
1,786,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (c)	3.33%	11/01/66	1,473,450
657,000	Energy Transfer L.P., Series A (b)	6.25%	(a)	559,271
903,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	871,395
271,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	258,157
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (c)	3.30%	06/01/67	1,926,087
1,196,000	Enterprise Products Operating LLC, Series D (b)	4.88%	08/16/77	1,070,548
1,200,000	Transcanada Trust (b)	5.60%	03/07/82	1,162,500
				21,050,050
	Trading Companies & Distributors – 2.8%
6,410,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	6,018,734
700,000	Air Lease Corp., Series B (b)	4.65%	(a)	631,750
1,330,000	Aircastle Ltd. (b) (d)	5.25%	(a)	1,185,550
				7,836,034
	Transportation Infrastructure – 0.6%
1,860,000	AerCap Global Aviation Trust (b) (d)	6.50%	06/15/45	1,810,859
	Total Capital Preferred Securities			218,722,949
	(Cost $229,021,260)

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.4%
	Insurance – 1.4%
$3,925,666	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	$3,992,128
	(Cost $4,127,762)
CORPORATE BONDS AND NOTES – 0.3%
	Insurance – 0.3%
900,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	897,737
	(Cost $906,460)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.2%
	Capital Markets – 0.2%
50,734	Invesco Preferred ETF	632,653
	(Cost $694,730)
	Total Investments – 98.4%	274,255,367
	(Cost $289,963,817)
	Net Other Assets and Liabilities – 1.6%	4,358,770
	Net Assets – 100.0%	$278,614,137

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $75,530,757 or 27.1% of net assets.
(e)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2022, securities noted as such amounted to $84,450,111 or 30.3% of net assets. Of these securities, 4.3% originated in emerging markets, and 95.7% originated in foreign markets.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2022, this security paid all of its interest in cash.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Insurance	$ 9,107,084	$ 7,187,002	$ 1,920,082	$ —
Multi-Utilities	2,180,853	1,285,892	894,961	—
Other industry categories*	27,417,256	27,417,256	—	—
$100 Par Preferred Securities*	5,361,225	—	5,361,225	—
$1,000 Par Preferred Securities:
Banks	5,433,482	5,433,482	—	—
Diversified Financial Services	510,000	—	510,000	—
Capital Preferred Securities*	218,722,949	—	218,722,949	—
Foreign Corporate Bonds and Notes*	3,992,128	—	3,992,128	—
Corporate Bonds and Notes*	897,737	—	897,737	—
Exchange-Traded Funds*	632,653	632,653	—	—
Total Investments	$ 274,255,367	$ 41,956,285	$ 232,299,082	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $289,963,817)	$ 274,255,367
Cash	2,471,107
Receivables:
Interest	3,084,872
Fund shares sold	425,299
Investment securities sold	153,852
Dividends	132,314
Dividend reclaims	1,036
Total Assets	280,523,847
LIABILITIES:
Payables:
Fund shares redeemed	1,228,071
Investment advisory fees	185,409
Investment securities purchased	136,056
Distributions	112,030
Administrative fees	71,413
12b-1 distribution and service fees	48,069
Transfer agent fees	41,011
Audit and tax fees	31,811
Registration fees	30,198
Shareholder reporting fees	12,220
Custodian fees	7,487
Trustees’ fees and expenses	1,417
Commitment and administrative agency fees	773
Financial reporting fees	732
Other liabilities	3,013
Total Liabilities	1,909,710
NET ASSETS	$278,614,137
NET ASSETS consist of:
Paid-in capital	$ 303,188,348
Par value	136,098
Accumulated distributable earnings (loss)	(24,710,309)
NET ASSETS	$278,614,137
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $49,108,298 and 2,412,058 shares of beneficial interest issued and outstanding)	$20.36
Maximum sales charge (4.50% of offering price)	0.96
Maximum offering price to public	$21.32
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $43,607,453 and 2,127,819 shares of beneficial interest issued and outstanding)	$20.49
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $843,164 and 40,888 shares of beneficial interest issued and outstanding)	$20.62
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $184,338,221 and 8,993,725 shares of beneficial interest issued and outstanding)	$20.50
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $717,001 and 35,343 shares of beneficial interest issued and outstanding)	$20.29
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2022 (Unaudited)
INVESTMENT INCOME:
Interest	$ 7,035,126
Dividends (net of foreign withholding tax of $2,709)	1,741,720
Total investment income	8,776,846
EXPENSES:
Investment advisory fees	1,233,195
12b-1 distribution and/or service fees:
Class A	66,474
Class C	241,993
Class F	681
Class R3	1,801
Transfer agent fees	130,892
Administrative fees	65,514
Registration fees	49,520
Audit and tax fees	24,902
Shareholder reporting fees	24,868
Custodian fees	23,533
Commitment and administrative agency fees	19,118
Trustees’ fees and expenses	10,725
Financial reporting fees	4,586
Legal fees	3,839
Other	7,969
Total expenses	1,909,610
Fees waived and expenses reimbursed by the investment advisor	(20,964)
Net expenses	1,888,646
NET INVESTMENT INCOME (LOSS)	6,888,200
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	838,995
Net change in unrealized appreciation (depreciation) on investments	(32,670,060)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,831,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,942,865)

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended 10/31/2021
OPERATIONS:
Net investment income (loss)	$ 6,888,200	$ 13,467,448
Net realized gain (loss)	838,995	5,098,120
Net change in unrealized appreciation (depreciation)	(32,670,060)	13,312,730
Net increase (decrease) in net assets resulting from operations	(24,942,865)	31,878,298
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,116,008)	(2,027,973)
Class C Shares	(822,833)	(1,899,342)
Class F Shares	(19,273)	(41,330)
Class I Shares	(4,533,313)	(8,947,567)
Class R3 Shares	(14,272)	(27,927)
Total distributions to shareholders from investment operations	(6,505,699)	(12,944,139)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(221,139)
Class C shares	—	(202,730)
Class F shares	—	(4,407)
Class I shares	—	(970,230)
Class R3 shares	—	(2,998)
Total distributions to shareholders from return of capital	—	(1,401,504)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	34,774,278	71,079,673
Proceeds from shares reinvested	5,779,460	12,962,840
Cost of shares redeemed	(56,340,482)	(65,560,931)
Net increase (decrease) in net assets resulting from capital transactions	(15,786,744)	18,481,582
Total increase (decrease) in net assets	(47,235,308)	36,014,237
NET ASSETS:
Beginning of period	325,849,445	289,835,208
End of period	$278,614,137	$325,849,445
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class A Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.58	$ 21.31	$ 22.07	$ 20.85	$ 22.39	$ 21.63
Income from investment operations:
Net investment income (loss)	0.47 (a)	0.95 (a)	1.01 (a)	1.12 (a)	1.11 (a)	1.11 (a)
Net realized and unrealized gain (loss)	(2.24)	1.34	(0.70)	1.25	(1.50)	0.80
Total from investment operations	(1.77)	2.29	0.31	2.37	(0.39)	1.91
Distributions paid to shareholders from:
Net investment income	(0.45)	(0.92)	(0.98)	(1.12)	(1.13)	(1.15)
Return of capital	—	(0.10)	(0.09)	(0.03)	(0.02)	—
Total distributions	(0.45)	(1.02)	(1.07)	(1.15)	(1.15)	(1.15)
Net asset value, end of period	$20.36	$22.58	$21.31	$22.07	$20.85	$22.39
Total return (b)	(7.94)%	10.89%	1.53%	11.75%	(1.77)%	9.05%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 49,108	$ 56,365	$ 43,802	$ 39,719	$ 36,262	$ 39,063
Ratio of total expenses to average net assets	1.30% (c)	1.33%	1.36%	1.41%	1.37%	1.36%
Ratio of net expenses to average net assets	1.30% (c)	1.33%	1.36%	1.40%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets	4.40% (c)	4.22%	4.78%	5.27%	5.15%	5.11%
Portfolio turnover rate	13%	38%	46%	41%	33%	44%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class C Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.72	$ 21.43	$ 22.18	$ 20.93	$ 22.44	$ 21.67
Income from investment operations:
Net investment income (loss)	0.40 (a)	0.79 (a)	0.87 (a)	0.98 (a)	0.97 (a)	0.96 (a)
Net realized and unrealized gain (loss)	(2.26)	1.35	(0.71)	1.26	(1.50)	0.79
Total from investment operations	(1.86)	2.14	0.16	2.24	(0.53)	1.75
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.77)	(0.83)	(0.96)	(0.96)	(0.98)
Return of capital	—	(0.08)	(0.08)	(0.03)	(0.02)	—
Total distributions	(0.37)	(0.85)	(0.91)	(0.99)	(0.98)	(0.98)
Net asset value, end of period	$20.49	$22.72	$21.43	$22.18	$20.93	$22.44
Total return (b)	(8.28)%	10.11%	0.84%	11.01%	(2.37)%	8.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 43,607	$ 51,756	$ 54,264	$ 57,898	$ 59,610	$ 64,462
Ratio of total expenses to average net assets	2.03% (c)	2.04%	2.07%	2.06%	2.02%	2.06%
Ratio of net expenses to average net assets	2.03% (c)	2.04%	2.07%	2.06%	2.02%	2.06%
Ratio of net investment income (loss) to average net assets	3.67% (c)	3.51%	4.09%	4.61%	4.50%	4.41%
Portfolio turnover rate	13%	38%	46%	41%	33%	44%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class F Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.87	$ 21.59	$ 22.32	$ 21.07	$ 22.62	$ 21.82
Income from investment operations:
Net investment income (loss)	0.48 (a)	0.97 (a)	1.06 (a)	1.16 (a)	1.14 (a)	1.13 (a)
Net realized and unrealized gain (loss)	(2.27)	1.36	(0.70)	1.26	(1.52)	0.84
Total from investment operations:	(1.79)	2.33	0.36	2.42	(0.38)	1.97
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.95)	(1.02)	(1.14)	(1.15)	(1.17)
Return of capital	—	(0.10)	(0.07)	(0.03)	(0.02)	—
Total distributions	(0.46)	(1.05)	(1.09)	(1.17)	(1.17)	(1.17)
Net asset value, end of period	$20.62	$22.87	$21.59	$22.32	$21.07	$22.62
Total return (b)	(7.92)%	10.91%	1.79%	11.87%	(1.70)%	9.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 843	$ 969	$ 993	$ 4,238	$ 7,431	$ 7,339
Ratio of total expenses to average net assets	3.45% (c)	3.17%	2.36%	1.65%	1.42%	1.39%
Ratio of net expenses to average net assets	1.30% (c)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	4.40% (c)	4.25%	4.83%	5.43%	5.21%	5.11%
Portfolio turnover rate	13%	38%	46%	41%	33%	44%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class I Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.72	$ 21.43	$ 22.23	$ 20.98	$ 22.49	$ 21.71
Income from investment operations:
Net investment income (loss)	0.51 (a)	1.02 (a)	1.08 (a)	1.19 (a)	1.20 (a)	1.20 (a)
Net realized and unrealized gain (loss)	(2.25)	1.35	(0.76)	1.26	(1.51)	0.78
Total from investment operations	(1.74)	2.37	0.32	2.45	(0.31)	1.98
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.97)	(1.02)	(1.17)	(1.17)	(1.20)
Return of capital	—	(0.11)	(0.10)	(0.03)	(0.03)	—
Total distributions	(0.48)	(1.08)	(1.12)	(1.20)	(1.20)	(1.20)
Net asset value, end of period	$20.50	$22.72	$21.43	$22.23	$20.98	$22.49
Total return (b)	(7.77)%	11.21%	1.63%	12.09%	(1.38)%	9.39%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 184,338	$ 216,022	$ 190,093	$ 176,503	$ 142,161	$ 141,661
Ratio of total expenses to average net assets	1.01% (c)	1.03%	1.05%	1.04%	1.02%	0.99%
Ratio of net expenses to average net assets	1.01% (c)	1.03%	1.05%	1.04%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets	4.68% (c)	4.51%	5.09%	5.60%	5.51%	5.49%
Portfolio turnover rate	13%	38%	46%	41%	33%	44%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class R3 Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 22.51	$ 21.26	$ 22.02	$ 20.81	$ 22.35	$ 21.61
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.87 (a)	0.95 (a)	1.06 (a)	1.05 (a)	1.05 (a)
Net realized and unrealized gain (loss)	(2.23)	1.35	(0.70)	1.24	(1.50)	0.78
Total from investment operations:	(1.79)	2.22	0.25	2.30	(0.45)	1.83
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.88)	(0.92)	(1.06)	(1.07)	(1.09)
Return of capital	—	(0.09)	(0.09)	(0.03)	(0.02)	—
Total distributions	(0.43)	(0.97)	(1.01)	(1.09)	(1.09)	(1.09)
Net asset value, end of period	$20.29	$22.51	$21.26	$22.02	$20.81	$22.35
Total return (b)	(8.08)%	10.56%	1.32%	11.44%	(2.02)%	8.70%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 717	$ 738	$ 683	$ 792	$ 724	$ 756
Ratio of total expenses to average net assets	4.77% (c)	4.45%	4.20%	4.46%	4.01%	4.29%
Ratio of net expenses to average net assets	1.65% (c)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets	4.06% (c)	3.90%	4.51%	5.02%	4.87%	4.83%
Portfolio turnover rate	13%	38%	46%	41%	33%	44%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”) announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
(Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Dairy Farmers of America, Inc., 7.13%	10/04/16	$300,000	$98.13	$310,125	$294,375	0.11%
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	1,000,000	119.64	1,000,000	1,196,439	0.43
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	3,000,000	112.51	3,051,128	3,375,435	1.21
				$4,361,253	$4,866,249	1.75%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2021, was as follows:
Distributions paid from:
Ordinary income	$12,944,139
Capital gains	—
Return of capital	1,401,504
As of October 31, 2021, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(11,465,834)
Net unrealized appreciation (depreciation)	18,204,089
Total accumulated earnings (losses)	6,738,255
Other	—
Paid-in capital	319,111,190
Total net assets	$325,849,445
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, for federal income tax purposes, the Fund had $11,465,834 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of April 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$289,963,817	$2,667,187	$(18,375,637)	$(15,708,450)
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2023 and then from exceeding 1.50% from March 1, 2023 to February 28, 2032 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2022 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Total
$ 20,964	$ —	$ 22,511	$ 40,267	$ 38,675	$ 20,964	$ 122,417

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Value	Shares	Value
Sales:
Class A	231,296	$ 5,007,134	732,198	$ 16,484,863
Class C	74,260	1,637,248	194,429	4,395,572
Class F	53	1,153	1,475	33,532
Class I	1,282,553	28,069,567	2,218,685	50,136,059
Class R3	2,763	59,176	1,314	29,647
Total Sales	1,590,925	$ 34,774,278	3,148,101	$ 71,079,673
Dividend Reinvestment:
Class A	42,874	$ 923,394	80,966	$ 1,820,859
Class C	33,158	718,597	81,561	1,843,949
Class F	531	11,585	1,472	33,510
Class I	189,868	4,117,778	408,796	9,247,640
Class R3	378	8,106	753	16,882
Total Dividend Reinvestment	266,809	$ 5,779,460	573,548	$ 12,962,840
Redemptions:
Class A	(358,554)	$ (7,741,777)	(372,651)	$ (8,363,254)
Class C	(257,579)	(5,567,268)	(530,533)	(12,017,995)
Class F	(2,048)	(44,804)	(6,591)	(149,965)
Class I	(1,985,364)	(42,973,643)	(1,992,635)	(44,998,460)
Class R3	(584)	(12,990)	(1,388)	(31,257)
Total Redemptions	(2,604,129)	$ (56,340,482)	(2,903,798)	$ (65,560,931)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2022, were $40,194,863 and $54,217,374, respectively.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $280 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 2, 2022, the commitment amount was $355 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2022.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2022 (Unaudited)
the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2022

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2022.
A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: “There’s no such thing as a free lunch” and “Don’t fight the Fed!” It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus (“COVID-19”) pandemic, which commenced sometime around February 2020, was for all intents and purposes “free money.” It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the “Fed”) expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.
One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don’t fight the Fed is code for don’t bet against the Fed, in my opinion. Stay tuned!
The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed’s job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome Powell has stated that the Fed is poised to raise the Federal Funds target rate (upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.
Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves − if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2022 (Unaudited)
Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$32.03
Class C (FOVCX)	$27.65
Class I (FOVIX)	$33.26

Sector Allocation	% of Total Investments
Industrials	25.5%
Financials	18.0
Consumer Discretionary	12.9
Real Estate	11.1
Consumer Staples	9.4
Utilities	7.4
Information Technology	7.2
Energy	3.9
Materials	2.5
Health Care	2.1
Total	100.0%

Top Ten Holdings	% of Total Investments
J&J Snack Foods Corp.	4.0%
Rayonier, Inc.	4.0
Morningstar, Inc.	4.0
Core Laboratories N.V.	3.9
Frontdoor, Inc.	3.9
Northwest Natural Holding Co.	3.8
RBC Bearings, Inc.	3.7
Gladstone Commercial Corp.	3.7
SJW Group	3.6
Marten Transport Ltd.	3.6
Total	38.2%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2022 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index and the Russell 2000® Index from 10/31/2011 through 4/30/2022.

Performance as of April 30, 2022
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000*
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	-12.84%	-17.64%	-13.16%	-14.02%	-12.75%	(9.50)%	(18.38)%
1 Year	-13.31%	-18.08%	-13.91%	-14.76%	-13.07%	(6.59)%	(16.87)%
Average Annual Total Returns
5 Years	4.36%	3.19%	3.64%	3.64%	4.64%	6.75%	7.24%
10 Years	8.28%	7.67%	7.47%	7.47%	8.55%	9.81%	10.06%
Since Inception	7.75%	7.20%	6.58%	6.58%	8.05%	8.90%	9.29%
* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2022 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have an average of over 20 years of portfolio management experience each. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer of Confluence
Daniel Winter, CFA - Senior Vice President and Chief Investment Officer - Value Equity of Confluence
Thomas Dugan, CFA - Vice President and Portfolio Manager of Confluence

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2022 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 871.60	$ 7.42	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class C	$ 1,000.00	$ 868.40	$ 10.89	$ 1,000.00	$ 1,013.14	$ 11.73	2.35%
Class I	$ 1,000.00	$ 872.50	$ 6.27	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.5%
	Air Freight & Logistics – 3.4%
12,422	Forward Air Corp.	$1,204,561
	Automobiles – 3.4%
22,109	Winnebago Industries, Inc.	1,175,757
	Banks – 5.7%
29,918	Bank of Marin Bancorp.	935,237
32,872	Veritex Holdings, Inc.	1,079,845
		2,015,082
	Beverages – 2.0%
7,750	MGP Ingredients, Inc.	707,808
	Capital Markets – 4.0%
5,506	Morningstar, Inc.	1,394,284
	Commercial Services & Supplies – 2.6%
54,292	Healthcare Services Group, Inc.	927,850
	Diversified Consumer Services – 3.9%
44,379	Frontdoor, Inc. (a)	1,371,755
	Diversified Financial Services – 3.1%
48,376	Cannae Holdings, Inc. (a)	1,083,622
	Electrical Equipment – 6.5%
45,757	Allied Motion Technologies, Inc.	1,113,725
77,011	Thermon Group Holdings, Inc. (a)	1,155,165
		2,268,890
	Electronic Equipment, Instruments & Components – 2.0%
20,345	FARO Technologies, Inc. (a)	697,630
	Energy Equipment & Services – 3.9%
52,837	Core Laboratories N.V.	1,373,762
	Food Products – 4.0%
9,458	J&J Snack Foods Corp.	1,415,863
	Gas Utilities – 3.8%
28,090	Northwest Natural Holding Co.	1,343,545
	Health Care Equipment & Supplies – 2.1%
21,819	Natus Medical, Inc. (a)	725,918
	Hotels, Restaurants & Leisure – 1.1%
8,459	Nathan’s Famous, Inc.	400,703
	Insurance – 5.3%
16,043	Brown & Brown, Inc.	994,345
Shares	Description	Value

	Insurance (Continued)
37,401	BRP Group, Inc., Class A (a)	$864,711
		1,859,056
	IT Services – 5.3%
43,680	I3 Verticals, Inc., Class A (a)	1,199,016
6,495	Perficient, Inc. (a)	645,668
		1,844,684
	Leisure Products – 1.8%
50,705	American Outdoor Brands, Inc. (a)	638,883
	Machinery – 9.4%
8,181	John Bean Technologies Corp.	964,458
5,630	Kadant, Inc.	1,041,550
7,701	RBC Bearings, Inc. (a)	1,296,464
		3,302,472
	Paper & Forest Products – 2.5%
24,710	Neenah, Inc.	874,734
	Personal Products – 3.3%
30,800	Edgewell Personal Care Co.	1,174,712
	Real Estate Management & Development – 3.4%
51,572	RE/MAX Holdings, Inc., Class A	1,209,879
	Road & Rail – 3.6%
72,169	Marten Transport Ltd.	1,254,297
	Textiles, Apparel & Luxury Goods – 2.8%
27,002	Movado Group, Inc.	971,262
	Water Utilities – 3.6%
21,513	SJW Group	1,269,267
	Total Common Stocks	32,506,276
	(Cost $30,729,733)
REAL ESTATE INVESTMENT TRUSTS – 7.6%
	Equity Real Estate Investment Trusts – 7.6%
61,208	Gladstone Commercial Corp.	1,287,816
32,308	Rayonier, Inc.	1,395,706
	Total Real Estate Investment Trusts	2,683,522
	(Cost $1,806,459)
	Total Investments – 100.1%	35,189,798
	(Cost $32,536,192)
	Net Other Assets and Liabilities – (0.1)%	(42,818)
	Net Assets – 100.0%	$35,146,980

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,506,276	$ 32,506,276	$ —	$ —
Real Estate Investment Trusts*	2,683,522	2,683,522	—	—
Total Investments	$ 35,189,798	$ 35,189,798	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $32,536,192)	$ 35,189,798
Cash	102,085
Receivables:
Dividends	15,017
Fund shares sold	4,011
Prepaid expenses	34,789
Total Assets	35,345,700
LIABILITIES:
Payables:
Fund shares redeemed	103,601
Audit and tax fees	27,926
Transfer agent fees	15,299
Investment advisory fees	14,214
Registration fees	12,077
Shareholder reporting fees	8,890
Administrative fees	8,686
Custodian fees	2,005
Trustees’ fees and expenses	1,852
12b-1 distribution and service fees	1,746
Legal fees	1,251
Financial reporting fees	732
Commitment and administrative agency fees	441
Total Liabilities	198,720
NET ASSETS	$35,146,980
NET ASSETS consist of:
Paid-in capital	$ 27,650,062
Par value	10,670
Accumulated distributable earnings (loss)	7,486,248
NET ASSETS	$35,146,980
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $3,643,231 and 113,750 shares of beneficial interest issued and outstanding)	$32.03
Maximum sales charge (5.50% of offering price)	1.86
Maximum offering price to public	$33.89
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $979,062 and 35,414 shares of beneficial interest issued and outstanding)	$27.65
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $30,524,687 and 917,794 shares of beneficial interest issued and outstanding)	$33.26

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2022 (Unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $179)	$ 301,883
Interest	54
Total investment income	301,937
EXPENSES:
Investment advisory fees	213,393
Transfer agent fees	45,308
Administrative fees	26,035
Registration fees	21,909
Audit and tax fees	20,948
Commitment and administrative agency fees	15,261
12b-1 distribution and/or service fees:
Class A	5,138
Class C	6,880
Shareholder reporting fees	11,956
Trustees’ fees and expenses	9,605
Legal fees	6,165
Financial reporting fees	4,587
Custodian fees	4,515
Listing expense	1,047
Other	841
Total expenses	393,588
Fees waived and expenses reimbursed by the investment advisor	(93,480)
Net expenses	300,108
NET INVESTMENT INCOME (LOSS)	1,829
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	4,955,944
Net change in unrealized appreciation (depreciation) on investments	(9,938,031)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,982,087)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,980,258)
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended 10/31/2021
OPERATIONS:
Net investment income (loss)	$ 1,829	$ (132,915)
Net realized gain (loss)	4,955,944	1,634,783
Net change in unrealized appreciation (depreciation)	(9,938,031)	12,511,394
Net increase (decrease) in net assets resulting from operations	(4,980,258)	14,013,262
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(38,305)	—
Class C Shares	(15,999)	—
Class I Shares	(348,176)	—
Total distributions to shareholders from investment operations	(402,480)	—
CAPITAL TRANSACTIONS:
Proceeds from shares sold	3,066,576	14,320,289
Proceeds from shares reinvested	399,634	—
Cost of shares redeemed	(14,524,170)	(11,369,746)
Net increase (decrease) in net assets resulting from capital transactions	(11,057,960)	2,950,543
Total increase (decrease) in net assets	(16,440,698)	16,963,805
NET ASSETS:
Beginning of period	51,587,678	34,623,873
End of period	$35,146,980	$51,587,678

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class A Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 37.10	$ 26.75	$ 30.95	$ 33.98	$ 34.48	$ 27.81
Income from investment operations:
Net investment income (loss) (a)	(0.04)	(0.16)	(0.10)	(0.08)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	(4.68)	10.51	(4.10)	0.83	1.63	7.20
Total from investment operations	(4.72)	10.35	(4.20)	0.75	1.43	7.04
Distributions paid to shareholders from:
Net realized gain	(0.35)	—	—	(3.78)	(1.93)	(0.37)
Net asset value, end of period	$32.03	$37.10	$26.75	$30.95	$33.98	$34.48
Total return (b)	(12.84)%	38.69%	(13.57)%	4.77%	4.16%	25.53%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,643	$ 4,381	$ 3,326	$ 8,612	$ 6,692	$ 5,656
Ratio of total expenses to average net assets	2.47% (c)	2.41%	2.69%	2.66%	2.71%	3.56%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.20)% (c)	(0.45)%	(0.34)%	(0.28)%	(0.56)%	(0.50)%
Portfolio turnover rate	3%	16%	18%	25%	35%	28%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class C Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 32.19	$ 23.29	$ 27.30	$ 30.61	$ 31.47	$ 25.61
Income from investment operations:
Net investment income (loss) (a)	(0.15)	(0.37)	(0.26)	(0.27)	(0.42)	(0.36)
Net realized and unrealized gain (loss)	(4.04)	9.27	(3.75)	0.74	1.49	6.59
Total from investment operations	(4.19)	8.90	(4.01)	0.47	1.07	6.23
Distributions paid to shareholders from:
Net realized gain	(0.35)	—	—	(3.78)	(1.93)	(0.37)
Net asset value, end of period	$27.65	$32.19	$23.29	$27.30	$30.61	$31.47
Total return (b)	(13.16)%	38.21%	(14.65)%	4.33%	3.34%	24.58%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 979	$ 1,488	$ 1,811	$ 2,671	$ 3,621	$ 3,962
Ratio of total expenses to average net assets	4.08% (c)	3.76%	4.06%	3.87%	3.69%	4.45%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets	(0.94)% (c)	(1.19)%	(1.05)%	(1.03)%	(1.31)%	(1.25)%
Portfolio turnover rate	3%	16%	18%	25%	35%	28%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class I Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 38.47	$ 27.63	$ 31.76	$ 34.65	$ 35.07	$ 28.40
Income from investment operations:
Net investment income (loss) (a)	0.01	(0.08)	(0.03)	(0.01)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	(4.87)	10.92	(4.10)	0.90	1.62	7.13
Total from investment operations	(4.86)	10.84	(4.13)	0.89	1.51	7.04
Distributions paid to shareholders from:
Net realized gain	(0.35)	—	—	(3.78)	(1.93)	(0.37)
Net asset value, end of period	$33.26	$38.47	$27.63	$31.76	$34.65	$35.07
Total return (b)	(12.75)%	39.23%	(13.00)%	5.14%	4.30%	24.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,525	$ 45,719	$ 29,487	$ 15,747	$ 11,302	$ 7,273
Ratio of total expenses to average net assets	1.69% (c)	1.65%	1.96%	2.22%	2.33%	3.22%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.07% (c)	(0.21)%	(0.11)%	(0.02)%	(0.29)%	(0.28)%
Portfolio turnover rate	3%	16%	18%	25%	35%	28%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2021, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	—
Return of capital	—
As of October 31, 2021, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	407,103
Total undistributed earnings	407,103
Accumulated capital and other losses	(102,462)
Net unrealized appreciation (depreciation)	12,591,637
Total accumulated earnings (losses)	12,896,278
Other	(27,292)
Paid-in capital	38,718,692
Total net assets	$51,587,678
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the Fund had no non-expiring net capital loss carryforwards for federal income tax purposes.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of April 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,536,192	$6,689,777	$(4,036,171)	$2,653,606
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2023 and then from exceeding 1.70% from March 1, 2023 to February 28, 2032 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on the Fund’s class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2022 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Total
$ 93,480	$ —	$ 133,321	$ 234,495	$ 193,717	$ 93,480	$ 655,013
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Value	Shares	Value
Sales:
Class A	14,243	$ 515,010	41,119	$ 1,465,200
Class C	2,244	72,144	10,247	299,799
Class I	67,044	2,479,422	347,663	12,555,290
Total Sales	83,531	$ 3,066,576	399,029	$ 14,320,289
Dividend Reinvestment:
Class A	1,020	$ 37,512	—	$ —
Class C	486	15,466	—	—
Class I	9,089	346,656	—	—
Total Dividend Reinvestment	10,595	$ 399,634	—	$ —
Redemptions:
Class A	(19,615)	$ (714,513)	(47,385)	$ (1,629,744)
Class C	(13,529)	(401,599)	(41,768)	(1,280,146)
Class I	(346,906)	(13,408,058)	(226,380)	(8,459,856)
Total Redemptions	(380,050)	$ (14,524,170)	(315,533)	$ (11,369,746)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2022, were $1,102,348 and $10,544,479, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $280 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 2, 2022, the commitment amount was $355 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2022.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2022 (Unaudited)
the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted any highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Short Duration
High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2022

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2022
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2022
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2022.
A couple of famous financial industry quotes came to mind recently as I was sizing up the current business climate: “There’s no such thing as a free lunch” and “Don’t fight the Fed!” It seems that for some, the trillions of dollars of financial stimulus funneled into U.S. households and businesses by the Federal government and its agencies to help mitigate the fallout stemming from the coronavirus (“COVID-19”) pandemic, which commenced sometime around February 2020, was for all intents and purposes “free money.” It was not free. From the close of February 2020 through March 2022, the Federal Reserve (the “Fed”) expanded the U.S. money supply, known as M2, by 41% to $21.81 trillion to boost liquidity in the financial system. Normally, M2 grows around 6.0% on a year-over-year basis. When you factor in that all this new capital was accompanied by a breakdown of the global supply chain, there is little wonder why inflation is rampant.
One of the more common definitions of inflation is too many dollars chasing too few goods. The biggest downside to the supply chain bottlenecks, such as the severe backup of container ships at some U.S. ports, is that they have markedly reduced the flow of imported goods to retailers. The Fed has been signaling to Americans and the rest of the globe that, after many years of artificially low interest rates, tighter monetary policy will likely rule the day for the foreseeable future. Higher interest rates make borrowing capital more expensive and that should slow consumption over time, which, in turn, should bring down inflation. Don’t fight the Fed is code for don’t bet against the Fed, in my opinion. Stay tuned!
The primary job of the Fed is price stability. Its standard inflation target rate is 2.0%. The most recent Consumer Price Index release showed that prices were up 8.3% on a year-over-year basis as of April 30, 2022, according to data from the U.S. Bureau of Labor Statistics. While down from 8.5% the prior month, it is clearly elevated and that means the Fed has some work to do to with respect to mitigating inflation. The war between Russia and Ukraine is making the Fed’s job even tougher, particularly in the areas of food and energy. Rising costs and potential shortages could become even bigger if the COVID-19 outbreak in China grows. These are important events to monitor. Fed Chairman Jerome Powell has stated that the Fed is poised to raise the Federal Funds target rate (upper bound) by 50 basis points at each of its next two meetings (set for June and July), which would take the rate up to 2.00%. Data from CME Group indicates that current market pricing has the rate rising to 2.75% or 3.00% by year-end.
Securities markets do not go up in a straight line and they do not just go up year in and year out. In fact, what we have witnessed over the past couple of decades are often referred to as boom and bust cycles. Thankfully, it has ended up more boom than bust. Simply put, investors, not traders of the market, need to be willing to take the bad with the good. As the various stages of an economic cycle come and go (expansion to contraction), the markets tend to reprice securities to reflect the current narrative. In other words, we believe the markets essentially heal themselves − if you let them. That is an accurate depiction of how the markets have behaved so far in 2022, in my opinion. In response to a softening economy, the stock and bond markets have experienced some serious downside through the first four months of this year, as measured by the broader market indices. As of today, Brian Wesbury, Chief Economist at First Trust, is not forecasting a recession for the U.S. in 2022 or 2023. Whether he is proven right or wrong, we encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2022 (Unaudited)
Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$18.96
Class C (FDHCX)	$18.95
Class I (FDHIX)	$18.98

Credit Quality(1)	% of Senior Loans and other Debt Securities(2)
BB+	0.6%
BB	2.0
BB-	7.2
B+	12.8
B	39.4
B-	24.6
CCC+	6.9
CCC	2.2
CCC-	2.1
D	1.8
Not Rated	0.4
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(2)
Internet Brands, Inc. (Web MD/MH Sub I, LLC)	3.0%
Alliant Holdings I, LLC	2.6
Verscend Technologies, Inc. (Cotiviti)	2.4
Bausch Health Cos., Inc.	2.3
Hyland Software, Inc.	2.3
AssuredPartners, Inc.	2.3
SolarWinds Holdings, Inc.	2.2
IRB Holding Corp. (Arby’s/Inspire Brands)	2.1
Endo, LLC	2.0
HUB International Ltd.	1.9
Total	23.1%
Industry Classification	% of Senior Loans and Other Securities(2)
Software	18.4%
Health Care Providers & Services	15.9
Pharmaceuticals	11.0
Insurance	8.5
Health Care Technology	7.7
Media	6.6
Hotels, Restaurants & Leisure	5.1
Diversified Telecommunication Services	4.3
Specialty Retail	2.6
Diversified Consumer Services	2.1
Electric Utilities	1.9
Professional Services	1.8
Entertainment	1.8
Commercial Services & Supplies	1.6
Containers & Packaging	1.3
Capital Markets	1.3
Building Products	1.2
Diversified Financial Services	0.9
Electronic Equipment, Instruments & Components	0.9
Machinery	0.8
Road & Rail	0.7
Auto Components	0.6
Trading Companies & Distributors	0.6
Construction & Engineering	0.4
Health Care Equipment & Supplies	0.4
Aerospace & Defense	0.4
Beverages	0.4
IT Services	0.3
Independent Power & Renewable Electricity Producers	0.2
Communications Equipment	0.1
Textiles, Apparel & Luxury Goods	0.1
Oil, Gas & Consumable Fuels	0.1
Life Sciences Tools & Services	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$ 0.0575	$ 0.0457	$ 0.0615
Current Distribution Rate on NAV(4)	3.64%	2.89%	3.89%
(1)	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Percentages are based on long-term positions. Money market funds are excluded.
(3)	Most recent distribution paid through April 30, 2022. Subject to change in the future.
(4)	Distribution rates are calculated by annualizing the most recent distribution paid through the report date and then dividing by NAV as of April 30, 2022. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2022 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(5).

Performance as of April 30, 2022
	A Shares Inception 11/1/2012		C Shares Inception 11/1/2012		I Shares Inception 11/1/2012	Blended Index*	HUC0*	SPBDAL*
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	(1.32)%	(4.77)%	(1.69)%	(2.66)%	(1.25)%	(3.35)%	(7.21)%	0.60%
1 Year	(0.17)%	(3.65)%	(0.91)%	(1.88)%	0.08%	(1.06)%	(4.97)%	2.94%
Average Annual Total Returns
5 Years	2.95%	2.22%	2.19%	2.19%	3.22%	3.77%	3.54%	3.97%
Since Inception	3.65%	3.26%	2.88%	2.88%	3.91%	4.44%	4.79%	4.06%
30-Day SEC Yield(6)	3.96%		3.35%		4.36%	N/A	N/A	N/A
* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.
(5)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(6)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2022 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 17 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2022, the First Trust Leveraged Finance Team managed or supervised approximately $7.4 billion in senior secured bank loans and high-yield bonds. These assets are managed across various strategies, including two closed-end funds, an open-end fund, four exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Mr. Housey has served as a part of the portfolio management team of the Fund since 2013, while Mr. Scott has served as part of the portfolio management team of the Fund since 2020.

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2022 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period 11/1/2021 - 4/30/2022 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 986.80	$ 6.21	$ 1,000.00	$ 1,018.55	$ 6.31	1.26%
Class C	$ 1,000.00	$ 983.10	$ 9.88	$ 1,000.00	$ 1,014.83	$ 10.04	2.01%
Class I	$ 1,000.00	$ 987.50	$ 4.98	$ 1,000.00	$ 1,019.79	$ 5.06	1.01%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2021 through April 30, 2022), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 71.9%
	Aerospace & Defense – 0.2%
$401,192	Spirit Aerosystems, Inc., New Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.51%	01/15/25	$400,001
	Apparel Retail – 0.1%
187,443	Authentic Brands Group (ABG Intermediate Holdings 2, LLC), Term Loan B1, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	12/21/28	185,803
	Apparel, Accessories & Luxury Goods – 0.1%
16,578	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.01%	01/06/28	15,929
138,567	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.26%	01/06/28	133,139
				149,068
	Application Software – 14.5%
208,468	ConnectWise, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	09/30/28	206,904
1,496,163	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.01%	07/30/27	1,485,346
27,872	Flexera Software, LLC, 2020 Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	27,663
1,640,595	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	5.01%	10/01/27	1,633,426
2,605,287	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.76%	12/01/27	2,595,517
3,616,175	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	3,600,553
694,247	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.51%	11/30/27	690,401
1,242,252	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	1,235,345
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.71%	02/23/29	1,088,715
2,465,632	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.26%	09/13/24	2,448,373
95,032	ION Trading Technologies Limited, Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	5.51%	04/01/28	94,372
1,585,323	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	5.30%	08/31/27	1,520,927
832,526	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.84%	02/28/29	809,632
122,644	MeridianLink, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	4.01%	11/09/28	120,497
675,168	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	669,963
270,300	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.51%	07/19/28	266,921
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.26%	04/22/29	355,236
1,342,072	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	04/24/28	1,319,431
3,475,923	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	3.51%	02/05/24	3,440,086
261,476	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	4.76%	06/04/28	258,425

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$68,657	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.21%	05/03/26	$67,884
				23,935,617
	Asset Management & Custody Banks – 1.2%
1,536,627	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.26%	04/07/28	1,523,612
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	7.51%	07/20/26	483,113
				2,006,725
	Auto Parts & Equipment – 0.5%
204,701	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.01%	04/30/26	201,205
16,756	Dexko Global (Dornoch Debt Merger Sub, Inc.), Delayed Draw Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.76%	10/04/28	16,325
87,967	Dexko Global (Dornoch Debt Merger Sub, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.72%	10/04/28	85,705
596,510	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.01%	01/31/28	555,649
				858,884
	Broadcasting – 0.7%
45,937	Diamond Sports Group, LLC, Priority Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	05/25/26	46,619
124,687	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.51%	01/07/28	124,064
664,788	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.01%	05/01/26	660,493
254,564	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	253,451
89,515	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.01%	03/24/26	88,677
				1,173,304
	Building Products – 0.2%
305,235	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	02/28/29	290,050
	Cable & Satellite – 0.8%
377,869	DIRECTV Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.76%	07/31/27	375,942
873,808	Radiate Holdco, LLC (RCN), Inc. Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.01%	09/25/26	861,016
				1,236,958
	Casinos & Gaming – 1.0%
1,508,429	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	4.70%	01/27/29	1,500,450
82,912	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	4.47%	02/28/29	81,994
				1,582,444
	Construction & Engineering – 0.4%
635,983	USIC, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.26%	05/15/28	628,510
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Data Processing & Outsourced Services – 0.0%
$77,960	Paysafe Holdings (US) Corp., Facility B1 Loan, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.51%	06/24/28	$75,085
	Education Services – 0.3%
568,458	Ascensus Holdings, Inc. (Mercury), Incremental Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.56%	08/02/28	559,459
	Electric Utilities – 1.8%
3,019,693	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.81%	06/23/25	2,976,300
	Electronic Equipment & Instruments – 0.9%
913,897	Chamberlain Group, Inc. (Chariot), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.51%	11/03/28	895,902
579,818	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.50%	08/20/25	568,587
				1,464,489
	Environmental & Facilities Services – 1.5%
470,178	Allied Universal Holdco, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.51%	05/14/28	457,493
1,586,741	Packers Holdings, LLC (PSSI), Term Loan B, 6 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	1,556,196
380,715	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.76%	11/02/27	378,575
				2,392,264
	Health Care Distributors – 0.3%
522,253	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.80%-4.88%	07/09/25	513,443
	Health Care Equipment – 0.0%
70,570	Embecta Corp., Initial Term Loan, 3 Mo. SOFR + 3.00%, 0.50% Floor	3.65%	03/31/29	69,688
	Health Care Facilities – 0.2%
190,283	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	08/24/28	189,035
141,757	WP CityMD Bidco, LLC (Summit Health), Second Amendment Refi TL, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	12/23/28	140,191
				329,226
	Health Care Services – 11.5%
323,356	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.21%	06/20/26	316,889
1,379,802	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	3.88%	12/23/27	1,357,132
632,944	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	12/23/27	625,032
1,024,984	Air Methods Corp., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.51%	04/21/24	977,199
1,588,407	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.01%	01/27/29	1,564,581
1,047,324	Aveanna Healthcare, LLC, 2021 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	1,026,598
244,788	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	07/15/28	239,943

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$676,377	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.13%	03/05/26	$664,784
3,443	CHG Healthcare Services, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.51%	09/30/28	3,418
1,366,875	CHG Healthcare Services, Inc., Term Loan B, 6 Mo. LIBOR + 3.50%, 0.50% Floor	5.00%	09/30/28	1,356,937
360,583	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.52%	03/01/28	345,861
449,618	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	03/01/28	431,260
25,704	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	03/01/28	24,654
2,404,208	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	4.51%	10/10/25	1,460,556
2,070,742	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.76%	10/29/28	2,051,194
56,884	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	55,888
449,560	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	441,693
1,059,873	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	11/30/27	1,053,249
538,833	Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	533,063
73,651	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	5.51%	02/28/28	72,717
1,437,671	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	1,335,841
1,038,721	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	09/30/28	1,025,478
2,317,952	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.76%	06/28/26	2,045,593
				19,009,560
	Health Care Supplies – 0.3%
500,000	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.01%	10/21/28	491,250
	Health Care Technology – 5.8%
1,408,060	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.01%	12/16/25	1,391,557
56,401	Clario (fka eResearch Technology, Inc.), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	56,151
905,647	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	4.99%	08/01/26	901,762
854,912	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.01%	03/10/28	845,431
346,487	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.76%	10/23/26	345,839
222	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.51%	07/25/26	220
87,900	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.99%	07/25/26	87,076
643	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.26%	07/25/26	633
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$250,225	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.74%	07/25/26	$246,427
3,258,779	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.46%	08/27/25	3,244,538
647,425	Zelis Payments Buyer, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.96%	09/30/26	641,359
1,896,579	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.96%	09/30/26	1,882,544
				9,643,537
	Homefurnishing Retail – 0.5%
365,799	At Home Holding III, Inc. (Ambience), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	5.22%	07/30/28	327,390
460,180	Rent-A-Center, Inc., New Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.81%	02/15/28	449,596
				776,986
	Hotels, Resorts & Cruise Lines – 0.2%
276,204	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	08/17/28	273,961
	Industrial Machinery – 0.8%
99,362	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	10/21/28	97,996
1,185,077	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	4.02%	07/31/27	1,172,491
				1,270,487
	Insurance Brokers – 4.9%
2,854,609	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.01%	05/09/25	2,825,007
334,925	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	02/13/27	329,901
349,959	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 3.50%, 0.50% Floor	4.70%	02/13/27	344,709
498,724	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.26%	02/12/27	491,658
863,484	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.76%	01/27/27	849,254
357,178	Cross Financial Corp., Term Loan B, 6 Mo. LIBOR + 4.00%, 0.75% Floor	4.81%	09/15/27	355,988
649	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	4.00%	04/25/25	640
249,351	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.21%	04/25/25	245,922
3,725	HUB International Limited, New Term Loan B-3, 2 Mo. LIBOR + 3.25%, 0.75% Floor	4.18%	04/25/25	3,703
1,467,709	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.35%	04/25/25	1,458,932
131,830	Ryan Specialty Group, LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	09/01/27	131,295
1,132,630	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.01%	05/15/24	1,121,303
				8,158,312

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Integrated Telecommunication Services – 3.1%
$1,488,839	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.81%	05/01/28	$1,461,549
2,608,354	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	4.73%	01/31/26	2,578,201
265,625	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.51%	08/14/26	263,413
804,721	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	4.75%	03/09/27	784,603
				5,087,766
	Managed Health Care – 0.5%
859,221	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	08/31/28	823,915
	Metal & Glass Containers – 0.1%
108,443	Altium Packaging, LLC (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.52%	02/03/28	104,309
	Movies & Entertainment – 1.6%
185,610	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	197,328
341,111	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	394,303
2,279,986	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 1.00% Floor	4.00%	02/28/25	1,735,412
152,649	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	150,741
222,955	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	4.26%	02/12/27	217,102
				2,694,886
	Paper Packaging – 0.9%
1,442,798	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	09/20/28	1,405,472
	Pharmaceuticals – 5.1%
228,820	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	227,676
1,315,151	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	05/05/28	1,312,520
1,928,153	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	1,788,362
286,325	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	265,137
2,373,088	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	10/02/26	2,349,784
96,706	Padagis, LLC, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.72%	07/06/28	96,465
2,418,066	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/15/28	2,399,181
				8,439,125
	Research & Consulting Services – 1.7%
1,858,477	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,840,821
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Research & Consulting Services (Continued)
$364,013	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.31%	06/02/28	$341,262
146,737	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.26%	05/26/26	144,598
319,450	Nielsen Consumer, Inc. (Indy US Holdco, LLC/NielsenIQ), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	4.51%	03/05/28	317,255
128,871	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.76%	08/10/25	127,503
				2,771,439
	Restaurants – 1.8%
148,125	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 3 Mo. SOFR + 3.00%, 0.75% Floor	3.75%	12/15/27	145,903
2,195,537	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	2,174,196
650,577	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.01%	07/31/28	642,888
				2,962,987
	Soft Drinks – 0.3%
490,100	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC)), 1st Lien Term Loan, 3 Mo. SOFR + 3.25%, 0.50% Floor	4.00%	01/24/29	480,210
67,974	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC)), 2nd Lien Term Loan, 3 Mo. SOFR + 6.00%, 0.50% Floor	6.75%	01/24/30	67,464
				547,674
	Specialized Consumer Services – 1.6%
629,238	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor	6.01%	01/20/29	609,732
1,262,056	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	6.01%	01/31/28	1,223,008
851,172	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.13%, 0.00% Floor	3.89%	11/03/23	846,763
				2,679,503
	Specialized Finance – 0.9%
1,471,013	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	1,466,423
	Specialty Stores – 1.8%
724,472	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.51%	03/05/28	716,322
1,967,987	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.26%	03/03/28	1,946,910
379,384	Petsmart, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/12/28	375,400
				3,038,632
	Systems Software – 2.7%
227,410	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.51%	09/19/25	226,718
295,820	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.46%	04/19/25	292,492
856,838	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	4.51%	10/02/25	845,382

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$307,759	Idera, Inc., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.52%	02/15/28	$303,361
673,950	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.74%	06/13/24	652,997
602,381	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.76%	08/31/28	592,093
963,545	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	4.11%	03/05/27	952,840
589,374	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	4.01%	03/15/26	585,443
				4,451,326
	Trading Companies & Distributors – 0.5%
844,832	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.02%	06/04/28	813,151
43,277	SRS Distribution, Inc., 2022 Refinancing Term Loan, 6 Mo. SOFR + 3.50%, 0.50% Floor	4.00%	06/04/28	41,654
				854,805
	Trucking – 0.6%
774,234	Hertz (The) Corporation, Exit Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	770,464
147,016	Hertz (The) Corporation, Exit Term Loan C, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/30/28	146,300
				916,764
	Total Senior Floating-Rate Loan Interests			118,696,437
	(Cost $121,464,646)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 16.7%
	Aerospace & Defense – 0.1%
160,000	TransDigm, Inc. (f)	6.25%	03/15/26	159,578
	Application Software – 0.1%
291,000	LogMeIn, Inc. (f)	5.50%	09/01/27	254,990
	Broadcasting – 2.4%
572,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	569,949
454,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	5.38%	08/15/26	166,273
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	230,370
533,000	Gray Television, Inc. (f)	7.00%	05/15/27	551,650
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	778,516
44,000	iHeartCommunications, Inc. (f)	5.25%	08/15/27	41,200
625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	567,297
529,000	Nexstar Media, Inc. (f)	5.63%	07/15/27	515,352
63,000	Sinclair Television Group, Inc. (f)	5.13%	02/15/27	55,275
85,000	Univision Communications, Inc. (f)	5.13%	02/15/25	83,623
397,000	Univision Communications, Inc. (f)	6.63%	06/01/27	398,485
				3,957,990
	Cable & Satellite – 2.4%
1,462,000	CCO Holdings LLC/CCO Holdings Capital Corp. (f)	5.13%	05/01/27	1,427,226
3,001,000	CSC Holdings, LLC (f)	5.75%	01/15/30	2,473,559
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Cable & Satellite (Continued)
$118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (f)	4.50%	09/15/26	$108,834
				4,009,619
	Casinos & Gaming – 1.3%
25,000	Boyd Gaming Corp. (f)	8.63%	06/01/25	26,125
924,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	935,227
1,443,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (f)	6.75%	01/15/30	1,250,554
				2,211,906
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	6.00%	06/15/25	174,250
	Health Care Facilities – 1.5%
714,000	Select Medical Corp. (f)	6.25%	08/15/26	709,809
85,000	Tenet Healthcare Corp. (f)	6.25%	02/01/27	84,451
358,000	Tenet Healthcare Corp. (f)	5.13%	11/01/27	348,047
341,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	321,916
1,005,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	966,197
				2,430,420
	Health Care Services – 1.2%
1,842,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	1,786,869
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	141,294
69,000	Team Health Holdings, Inc. (f)	6.38%	02/01/25	58,909
				1,987,072
	Health Care Technology – 1.5%
1,941,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,938,603
480,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	494,981
				2,433,584
	Insurance Brokers – 3.1%
151,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	4.25%	10/15/27	139,654
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,049,968
223,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	204,438
2,419,000	AssuredPartners, Inc. (f)	7.00%	08/15/25	2,389,004
1,348,000	HUB International Ltd. (f)	7.00%	05/01/26	1,335,774
				5,118,838
	Integrated Telecommunication Services – 1.0%
215,000	Frontier Communications Holdings, LLC (f)	5.88%	10/15/27	206,230
316,000	Frontier Communications Holdings, LLC (f)	5.00%	05/01/28	288,919
500,000	Frontier Communications Holdings, LLC (f)	6.75%	05/01/29	451,162
20,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	17,435
748,000	Zayo Group Holdings, Inc. (f)	6.13%	03/01/28	627,434
				1,591,180
	Managed Health Care – 0.6%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	951,692
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	44,339

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Paper Packaging – 0.3%
$586,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	$529,228
	Pharmaceuticals – 0.1%
135,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (f)	5.13%	04/30/31	122,195
	Research & Consulting Services – 0.1%
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	114,515
	Restaurants – 0.6%
977,000	IRB Holding Corp. (f)	7.00%	06/15/25	1,001,405
	Systems Software – 0.2%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	261,508
	Trucking – 0.1%
272,000	Hertz (The) Corp. (f)	4.63%	12/01/26	248,297
	Total Corporate Bonds and Notes			27,602,606
	(Cost $29,806,740)
FOREIGN CORPORATE BONDS AND NOTES – 5.9%
	Auto Parts & Equipment – 0.1%
110,000	Clarios Global L.P./Clarios US Finance Co. (f)	8.50%	05/15/27	110,071
	Building Products – 1.0%
1,455,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,533,403
100,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	96,150
				1,629,553
	Data Processing & Outsourced Services – 0.2%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (f)	4.00%	06/15/29	395,920
	Environmental & Facilities Services – 0.1%
114,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	101,022
76,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	66,791
				167,813
	Pharmaceuticals – 4.5%
2,820,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	2,832,338
857,000	Bausch Health Cos., Inc. (f)	6.13%	02/01/27	824,374
3,926,000	Endo Dac/Endo Finance, LLC/Endo Finco, Inc. (f)	9.50%	07/31/27	3,088,623
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (g)	5.63%	10/15/23	131,591
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (g)	5.50%	04/15/25	131,591
416,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f)	10.00%	04/15/25	436,328
				7,444,845
	Total Foreign Corporate Bonds and Notes			9,748,202
	(Cost $11,230,148)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (h)	5,866
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities – 0.2%
14,134	Vistra Corp.	$353,633
	Oil & Gas Exploration & Production – 0.1%
47,894	Tribune Resources, Inc. (fka Ascent Resources - Marcellus, LLC) (h) (i)	83,814
	Pharmaceuticals – 0.1%
26,696	Akorn, Inc. (h) (i)	229,425
	Total Common Stocks	672,738
	(Cost $683,527)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC (Crown), expiring 11/23/25 (h) (j)	20,234
	Oil & Gas Exploration & Production – 0.0%
12,400	Tribune Resources, Inc. (fka Ascent Resources - Marcellus, LLC), expiring 3/20/23 (h) (j)	310
	Total Warrants	20,544
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (h) (j)	18,869
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (j) (k) (l)	0
		0
	Total Rights	18,869
	(Cost $23,096)
MONEY MARKET FUNDS – 2.5%
4,125,298	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.23% (m)	4,125,298
	(Cost $4,125,298)
	Total Investments – 97.4%	160,884,694
	(Cost $167,334,695)
	Net Other Assets and Liabilities – 2.6%	4,297,616
	Net Assets – 100.0%	$165,182,310

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the Secured Overnight Financing Rate (“SOFR”) obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the six months ended April 30, 2022, the Fund received a portion of the interest in cash and PIK interest with a principal value of $13,795 for Cineworld Group PLC (Crown).
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the six months ended April 30, 2022, this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2022 (Unaudited)
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $36,572,292 or 22.1% of net assets.
(g)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(h)	Non-income producing security.
(i)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2022, securities noted as such amounted to $313,239 or 0.2% of net assets.
(j)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(k)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(l)	This security’s value was determined using significant unobservable inputs. (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(m)	Rate shown reflects yield as of April 30, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 118,696,437	$ —	$ 118,696,437	$ —
Corporate Bonds and Notes*	27,602,606	—	27,602,606	—
Foreign Corporate Bonds and Notes*	9,748,202	—	9,748,202	—
Common Stocks:
Oil & Gas Exploration & Production	83,814	—	83,814	—
Pharmaceuticals	229,425	—	229,425	—
Other industry categories*	359,499	359,499	—	—
Warrants*	20,544	—	20,544	—
Rights:
Electric Utilities	18,869	—	18,869	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	4,125,298	4,125,298	—	—
Total Investments	$ 160,884,694	$ 4,484,797	$ 156,399,897	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
ASSETS:
Investments, at value (Cost $167,334,695)	$ 160,884,694
Cash	108,881
Receivables:
Investment securities sold	5,918,313
Fund shares sold	1,154,983
Interest	926,974
Prepaid expenses	929
Total Assets	168,994,774
LIABILITIES:
Payables:
Investment securities purchased	3,258,922
Fund shares redeemed	314,298
Investment advisory fees	88,253
Audit and tax fees	43,349
Transfer agent fees	15,691
12b-1 distribution and service fees	15,106
Distributions	14,323
Shareholder reporting fees	12,549
Administrative fees	10,199
Commitment fees	4,757
Legal fees	1,580
Trustees’ fees and expenses	1,550
Financial reporting fees	771
Registration fees	423
Custodian fees	270
Unrealized depreciation on unfunded loan commitments	4,129
Other liabilities	26,294
Total Liabilities	3,812,464
NET ASSETS	$165,182,310
NET ASSETS consist of:
Paid-in capital	$ 182,765,758
Par value	87,063
Accumulated distributable earnings (loss)	(17,670,511)
NET ASSETS	$165,182,310
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $18,002,608 and 949,392 shares of beneficial interest issued and outstanding)	$18.96
Maximum sales charge (3.50% of offering price)	0.69
Maximum offering price to public	$19.65
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $13,634,440 and 719,399 shares of beneficial interest issued and outstanding)	$18.95
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $133,545,262 and 7,037,477 shares of beneficial interest issued and outstanding)	$18.98

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2022 (Unaudited)
INVESTMENT INCOME:
Interest	$ 3,900,653
Dividends	8,919
Other	39,561
Total investment income	3,949,133
EXPENSES:
Investment advisory fees	540,963
12b-1 distribution and/or service fees:
Class A	22,766
Class C	72,919
Transfer agent fees	62,515
Administrative fees	59,935
Audit and tax fees	34,521
Registration fees	29,913
Commitment fees	28,111
Shareholder reporting fees	23,231
Excise tax expense	18,500
Legal fees	15,546
Trustees’ fees and expenses	9,355
Custodian fees	8,282
Financial reporting fees	4,625
Other	7,832
Total expenses	939,014
NET INVESTMENT INCOME (LOSS)	3,010,119
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	264,401
Net change in unrealized appreciation (depreciation) on:
Investments	(5,460,519)
Unfunded loan commitments	(1,435)
Net change in unrealized appreciation (depreciation)	(5,461,954)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,197,553)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,187,434)
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended 10/31/2021
OPERATIONS:
Net investment income (loss)	$ 3,010,119	$ 5,934,724
Net realized gain (loss)	264,401	(294,668)
Net change in unrealized appreciation (depreciation)	(5,461,954)	5,327,427
Net increase (decrease) in net assets resulting from operations	(2,187,434)	10,967,483
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(326,637)	(573,609)
Class C Shares	(206,384)	(401,074)
Class I Shares	(2,566,523)	(4,592,855)
Total distributions to shareholders from investment operations	(3,099,544)	(5,567,538)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	36,799,384	78,047,699
Proceeds from shares reinvested	2,995,793	5,173,454
Cost of shares redeemed	(39,127,711)	(87,756,321)
Net increase (decrease) in net assets resulting from capital transactions	667,466	(4,535,168)
Total increase (decrease) in net assets	(4,619,512)	864,777
NET ASSETS:
Beginning of period	169,801,822	168,937,045
End of period	$165,182,310	$169,801,822

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class A Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 19.57	$ 18.91	$ 19.31	$ 19.62	$ 20.00	$ 19.97
Income from investment operations:
Net investment income (loss) (a)	0.33	0.67	0.67	0.86	0.84	0.79
Net realized and unrealized gain (loss)	(0.60)	0.62	(0.28)	(0.32)	(0.33)	0.15
Total from investment operations	(0.27)	1.29	0.39	0.54	0.51	0.94
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.63)	(0.71)	(0.85)	(0.87)	(0.91)
Return of capital	—	—	(0.08)	—	(0.02)	—
Total distributions	(0.34)	(0.63)	(0.79)	(0.85)	(0.89)	(0.91)
Net asset value, end of period	$18.96	$19.57	$18.91	$19.31	$19.62	$20.00
Total return (b)	(1.32)%	6.83%	2.11%	2.82%	2.61%	4.79%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,003	$ 17,823	$ 22,510	$ 37,836	$ 57,982	$ 72,462
Ratio of total expenses to average net assets	1.26% (c)	1.21%	1.25%	1.23%	1.19%	1.21%
Ratio of net expenses to average net assets	1.26% (c) (d)	1.21%	1.25%	1.23%	1.19%	1.26% (d)
Ratio of net investment income (loss) to average net assets	3.48% (c)	3.40%	3.56%	4.39%	4.22%	3.96%
Portfolio turnover rate	21%	90%	88%	37%	97%	100%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class C Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 19.56	$ 18.90	$ 19.30	$ 19.60	$ 19.98	$ 19.95
Income from investment operations:
Net investment income (loss) (a)	0.26	0.52	0.53	0.71	0.69	0.64
Net realized and unrealized gain (loss)	(0.60)	0.62	(0.28)	(0.31)	(0.33)	0.15
Total from investment operations	(0.34)	1.14	0.25	0.40	0.36	0.79
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.48)	(0.58)	(0.70)	(0.73)	(0.76)
Return of capital	—	—	(0.07)	—	(0.01)	—
Total distributions	(0.27)	(0.48)	(0.65)	(0.70)	(0.74)	(0.76)
Net asset value, end of period	$18.95	$19.56	$18.90	$19.30	$19.60	$19.98
Total return (b)	(1.69)%	6.04%	1.35%	2.11%	1.85%	4.01%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,634	$ 16,375	$ 15,629	$ 20,802	$ 23,625	$ 24,393
Ratio of total expenses to average net assets	2.01% (c)	1.96%	2.00%	1.98%	1.94%	1.96%
Ratio of net expenses to average net assets	2.01% (c) (d)	1.96%	2.00%	1.98%	1.94%	2.01% (d)
Ratio of net investment income (loss) to average net assets	2.72% (c)	2.65%	2.79%	3.68%	3.47%	3.20%
Portfolio turnover rate	21%	90%	88%	37%	97%	100%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2022 (Unaudited)	Year Ended October 31,
Class I Shares		2021	2020	2019	2018	2017
Net asset value, beginning of period	$ 19.59	$ 18.93	$ 19.33	$ 19.63	$ 20.00	$ 19.97
Income from investment operations:
Net investment income (loss) (a)	0.36	0.72	0.72	0.91	0.89	0.85
Net realized and unrealized gain (loss)	(0.60)	0.61	(0.28)	(0.31)	(0.32)	0.14
Total from investment operations	(0.24)	1.33	0.44	0.60	0.57	0.99
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.67)	(0.75)	(0.90)	(0.92)	(0.96)
Return of capital	—	—	(0.09)	—	(0.02)	—
Total distributions	(0.37)	(0.67)	(0.84)	(0.90)	(0.94)	(0.96)
Net asset value, end of period	$18.98	$19.59	$18.93	$19.33	$19.63	$20.00
Total return (b)	(1.25)%	7.09%	2.37%	3.13%	2.92%	5.06%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 133,545	$ 135,604	$ 130,798	$ 101,163	$ 150,564	$ 139,015
Ratio of total expenses to average net assets	1.01% (c)	0.96%	1.00%	0.98%	0.94%	0.96%
Ratio of net expenses to average net assets	1.01% (c) (d)	0.96%	1.00%	0.98%	0.94%	1.01% (d)
Ratio of net investment income (loss) to average net assets	3.73% (c)	3.65%	3.78%	4.67%	4.47%	4.21%
Portfolio turnover rate	21%	90%	88%	37%	97%	100%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund seeks to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
Shares of open-end funds are valued at fair value which is based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2022, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”) announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2022, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Other” under Investment Income on the Statement of Operations. As of April 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 269,221	$ 269,221	$ 265,183	$ (4,038)
Veritext Corporation (VT TopCo, Inc.), Term Loan	8,563	8,563	8,472	(91)
		$277,784	$273,655	$(4,129)
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2021, was as follows:
Distributions paid from:
Ordinary income	$5,567,538
Capital gains	—
Return of capital	—
As of October 31, 2021, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$570,533
Undistributed capital gains	—
Total undistributed earnings	570,533
Accumulated capital and other losses	(11,790,197)
Net unrealized appreciation (depreciation)	(1,163,869)
Total accumulated earnings (losses)	(12,383,533)
Other	—
Paid-in capital	182,185,355
Total net assets	$169,801,822
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2021, the Fund had non-expiring net capital loss carryforwards for federal income tax purposes of $11,790,197.
Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2021, the Fund did not incur any net late year ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019, 2020, and 2021 remain open to federal and state audit. As of April 30, 2022, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
As of April 30, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$167,334,695	$387,815	$(6,837,816)	$(6,450,001)
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2024 and then from exceeding 1.35% from March 1, 2024 to February 28, 2033 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. There were no advisory fee waivers or expense reimbursements for the six months ended April 30, 2022.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Value	Shares	Value
Sales:
Class A	127,673	$ 2,488,822	363,016	$ 7,141,720
Class C	15,815	306,990	202,080	3,962,298
Class I	1,756,914	34,003,572	3,414,919	66,943,681
Total Sales	1,900,402	$ 36,799,384	3,980,015	$ 78,047,699
Dividend Reinvestment:
Class A	15,826	$ 305,502	25,504	$ 500,641
Class C	9,480	182,932	18,316	359,363
Class I	129,826	2,507,359	219,557	4,313,450
Total Dividend Reinvestment	155,132	$ 2,995,793	263,377	$ 5,173,454
Redemptions:
Class A	(104,817)	$ (2,032,941)	(668,102)	$ (12,991,552)
Class C	(143,023)	(2,778,993)	(209,997)	(4,114,157)
Class I	(1,772,879)	(34,315,777)	(3,620,625)	(70,650,612)
Total Redemptions	(2,020,719)	$ (39,127,711)	(4,498,724)	$ (87,756,321)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2022, were $34,476,968 and $34,686,782, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement with BNYM (the “BNYM Line of Credit”) to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statement of Operations in the “Commitment fees” line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2022.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On June 14, 2022, First Trust Managed Municipal Fund, an additional series of the Trust, began offering shares under the symbol “CWAIX.”

Additional Information
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of “reasonably” normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2022 (Unaudited)
the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.  The Board of Trustees of the First Trust Funds has appointed First Trust Advisors L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4:  highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments.  The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds.  The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds (including the Fund), monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.
At the April 18, 2022 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 16, 2021 through the Liquidity Committee’s annual meeting held on March 17, 2022 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID.  The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

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INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	July 5, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	July 5, 2022

* Print the name and title of each signing officer under his or her signature.